UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7720

Nuveen California Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Premium Income Municipal Fund (NCU)
	May 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 6.7% (4.5% of Total Investments)
$ 1,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	$ 1,422,030
	Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29
215	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	203,147
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
2,950	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	5/12 at 100.00	Baa3	2,924,424
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
1,350	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BBB	865,944
	Bonds, Series 2007A-2, 0.000%, 6/01/37
6,015	Total Consumer Staples			5,415,545
	Education and Civic Organizations – 6.3% (4.2% of Total Investments)
70	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	67,844
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
45	5.000%, 11/01/21	11/15 at 100.00	A2	47,270
60	5.000%, 11/01/25	11/15 at 100.00	A2	61,486
1,112	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	1,153,355
	Trust 1065, 9.041%, 3/01/33 (IF)
2,000	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/27 –	11/15 at 100.00	Aa2	2,070,960
	NPFG Insured
1,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.125%, 5/15/17 –	5/13 at 100.00	Aa1	1,656,360
	AMBAC Insured (UB)
4,787	Total Education and Civic Organizations			5,057,275
	Energy – 0.6% (0.4% of Total Investments)
500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series	1/15 at 100.00	Baa3	460,375
	2007, 4.700%, 7/01/22 (Alternative Minimum Tax)
	Health Care – 25.3% (17.0% of Total Investments)
3,435	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community	11/10 at 100.00	N/R	2,269,985
	Hospital, Series 1993, 5.750%, 5/15/15 (5)
155	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	149,877
	Series 2006, 5.000%, 4/01/37
3,525	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	Aa3	3,511,288
	5.250%, 11/15/46 (UB)
1,500	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	1,519,005
	LLC, Series 2001A, 5.550%, 8/01/31
685	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	601,478
	of Central California, Series 2007, 5.250%, 2/01/46
377	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	407,561
	System, Trust 2554, 18.449%, 7/01/47 – AGM Insured (IF)
1,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds,	10/17 at 100.00	A–	917,760
	Henry Mayo Newhall Memorial Hospital, Series 2007A, 5.000%, 10/01/37
490	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	467,058
	Series 2006, 5.000%, 3/01/41
730	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	735,300
	Series 2001C, 5.250%, 8/01/31
1,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	4/17 at 100.00	A+	937,640
	Series 2007A, 4.750%, 4/01/33
3,000	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	AA	3,342,540
	Project, Series 2009, 6.750%, 2/01/38
2,100	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A1	2,115,498
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
1,690	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	Aa3	1,631,442
	2005A, 5.000%, 11/15/43
760	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	858,238
	2008A, 8.250%, 12/01/38
1,000	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/15 at 101.00	Aa2	953,420
	2007A, 4.500%, 5/15/37 – NPFG Insured
21,447	Total Health Care			20,418,090
	Housing/Single Family – 3.3% (2.2% of Total Investments)
2,500	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008L,	2/18 at 100.00	A	2,506,000
	5.500%, 8/01/38
130	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 –	2/16 at 100.00	A	132,939
	FGIC Insured (Alternative Minimum Tax)
2,630	Total Housing/Single Family			2,638,939
	Industrials – 0.6% (0.4% of Total Investments)
500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	503,275
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
	Tax Obligation/General – 27.8% (18.7% of Total Investments)
1,500	California, General Obligation Bonds, Series 2003, 5.000%, 2/01/31 – NPFG Insured	2/13 at 100.00	A1	1,496,055
	California, General Obligation Bonds, Various Purpose Series 2009:
2,350	6.000%, 11/01/39	11/19 at 100.00	A1	2,576,611
1,300	5.500%, 11/01/39	11/19 at 100.00	A1	1,335,529
4,000	California, General Obligation Veterans Welfare Bonds, Series 1999BR, 5.300%, 12/01/29	6/10 at 100.00	AA–	3,921,880
	(Alternative Minimum Tax)
6,000	Hartnell Community College District, California, General Obligation Bonds, Series 2006B,	6/16 at 100.00	AAA	6,181,860
	5.000%, 6/01/29 – AGM Insured (UB)
3,000	Pomona Unified School District, Los Angeles County, California, General Obligation Refunding	8/11 at 103.00	A	3,276,690
	Bonds, Series 1997A, 6.150%, 8/01/15 – NPFG Insured
15	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	Aa2	16,583
	5.250%, 8/01/22 – NPFG Insured
135	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	139,969
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
1,355	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	Aa1	1,421,219
	Obligation Bonds, Series 2005A, 5.000%, 9/01/25 – NPFG Insured
8,345	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	AA–	2,035,930
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (WI/DD, Settling 6/02/10)
28,000	Total Tax Obligation/General			22,402,326
	Tax Obligation/Limited – 44.6% (30.0% of Total Investments)
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	10/13 at 100.00	BBB+	939,420
	Series 2003, 5.625%, 10/01/33 – RAAI Insured
	California Infrastructure Economic Development Bank, Revenue Bonds, North County Center for
	Self-Sufficiency Corporation, Series 2004:
1,695	5.000%, 12/01/22 – AMBAC Insured	12/13 at 100.00	AA–	1,759,071
1,865	5.000%, 12/01/24 – AMBAC Insured	12/13 at 100.00	AA–	1,921,901
5,920	California State Public Works Board, Lease Revenue Bonds, Department of Veterans Affairs,	11/10 at 100.50	A2	5,985,061
	Southern California Veterans Home – Chula Vista Facility, Series 1999A, 5.600%, 11/01/19 –
	AMBAC Insured
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	1,030,510
	2009G-1, 5.750%, 10/01/30
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A2	2,135,600
	2009I-1, 6.375%, 11/01/34
535	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aa3	593,962
165	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	161,207
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
500	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	444,695
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
75	5.000%, 9/01/26	9/16 at 100.00	N/R	68,658
175	5.125%, 9/01/36	9/16 at 100.00	N/R	151,557
3,500	Livermore Redevelopment Agency, California, Tax Allocation Revenue Bonds, Livermore	8/11 at 100.00	A	3,379,250
	Redevelopment Project Area, Series 2001A, 5.000%, 8/01/26 – NPFG Insured
310	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A1	276,601
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
2,000	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Police	1/17 at 100.00	A+	1,984,340
	Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured
3,230	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2005, 5.000%, 8/01/35 –	8/15 at 100.00	A	2,847,180
	NPFG Insured
155	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	139,409
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
190	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	190,372
	8/01/25 – AMBAC Insured
1,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A1	1,607,295
	5.400%, 11/01/20 – NPFG Insured
3,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B,	No Opt. Call	A1	3,214,590
	5.400%, 11/01/20
2,000	San Francisco City and County, California, Certificates of Participation, Multiple Capital	4/19 at 100.00	AA–	2,083,300
	Improvement Projects, Series 2009A, 5.200%, 4/01/26
	San Marcos Public Facilities Authority, California, Revenue Refunding Bonds, Series 1998:
1,500	5.800%, 9/01/18	9/10 at 100.00	Baa3	1,504,770
1,000	5.800%, 9/01/27	9/10 at 100.00	Baa3	999,970
325	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA–	305,516
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured
2,050	Santa Barbara County, California, Certificates of Participation, Series 2001, 5.250%, 12/01/19 –	12/11 at 102.00	AA+	2,201,639
	AMBAC Insured
35,690	Total Tax Obligation/Limited			35,925,874
	Transportation – 3.5% (2.4% of Total Investments)
780	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	805,459
	2006F, 5.000%, 4/01/31 (UB)
220	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	258,984
	2008, Trust 3211, 13.261%, 4/01/39 (IF)
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	7/10 at 100.00	BBB–	1,774,920
	1995A, 5.000%, 1/01/35
3,000	Total Transportation			2,839,363
	U.S. Guaranteed – 15.1% (10.1% of Total Investments) (4)
2,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	2,193,440
	5/01/18 (Pre-refunded 5/01/12)
3,000	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco	No Opt. Call	AAA	3,552,750
	Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/22 – AGM Insured (ETM)
370	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AAA	424,934
	(Pre-refunded 7/01/14)
3,495	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	3,968,013
	5.250%, 2/01/21 (Pre-refunded 8/01/13) – FGIC Insured
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2000, 5.750%, 7/01/21	7/10 at 100.00	A (4)	2,008,540
	(Pre-refunded 7/01/10) – NPFG Insured
10,865	Total U.S. Guaranteed			12,147,677
	Utilities – 7.9% (5.3% of Total Investments)
890	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	873,900
	2007A, 5.500%, 11/15/37
275	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AA–	297,382
	2003A-2, 5.000%, 7/01/21 – NPFG Insured
295	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	274,913
	9/01/31 – SYNCORA GTY Insured
4,580	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	8/12 at 100.00	AAA	4,900,417
	2002Q, 5.250%, 8/15/20 – AGM Insured
6,040	Total Utilities			6,346,612
	Water and Sewer – 7.1% (4.8% of Total Investments)
1,125	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/23 –	6/14 at 100.00	AA+	1,169,741
	AMBAC Insured
205	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	206,224
	5.000%, 4/01/36 – NPFG Insured
670	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option	7/19 at 100.00	AAA	839,925
	Bond Trust 09-8B, 16.873%, 7/01/35 (IF)
1,500	Orange County Water District, California, Revenue Certificates of Participation, Tender Option	8/20 at 100.00	AAA	1,728,180
	Bond Trust 11782-1, 17.592%, 8/15/41 (IF)
1,795	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems	7/13 at 100.00	A+	1,798,930
	Project, Series 2003, 5.500%, 7/01/33
5,295	Total Water and Sewer			5,743,000
$ 124,769	Total Investments (cost $117,625,962) – 148.8%			119,898,351
	Floating Rate Obligations – (8.3)%			(6,650,000)
	Other Assets Less Liabilities – 2.2%			1,722,169
	Auction Rate Preferred Shares, at Liquidation Value – (42.7)% (6)			(34,375,000)
	Net Assets Applicable to Common Shares – 100%			$ 80,595,520

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$117,628,366	$2,269,985	$119,898,351

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments
Balance at the beginning of period	$ —
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	2,269,985
Balance at the end of period	$2,269,985

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2010, the cost of investments was $110,880,870.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 5,220,016
Depreciation	(2,856,364)
Net unrealized appreciation (depreciation) of investments	$ 2,363,652

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(6)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.7%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         July 30, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        July 30, 2010